1. BUSINESS, ORGANIZATION AND LIQUIDITY (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net losses	$ (2,821,794)	$ (1,260,196)
Working capital deficit	456,000	506,000
Cash on hand	233,068	891,592
Current liabilities	$ 787,712	$ 448,097
Gambitious Cooperatie UA [Member]
Ownership interest	42.00%
Kredietpaspoort U.A. [Member]
Ownership interest	14.53%
Equidam Holding B.V. [Member]
Ownership interest	7.00%